LOANS PAYABLE	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Debt Disclosure [Abstract]
LOANS PAYABLE
NOTE 7 — LOANS PAYABLE
The following tables summarize outstanding loans payable related to automobiles as of July 31, 2017 and April 30, 2017, respectively:

		Stated	Carrying Value as of	Estimated Future Payment
	Maturity Date	Interest Rate	April 30, 2017	Within 1 Year	After 1 year
0% automobile loan payable	May 2019 –June 2019	0.0%	$16,000	$9,000	$7,000
1% automobile loan payable	November 2022	1.0%	22,000	5,000	17,000
3% automobile loan payable	November 2022	3.0%	23,000	5,000	18,000
4% automobile loan payable	December 2016 – January 2020	4.0%	21,000	8,000	13,000
5% automobile loan payable	January 2020 – February 2020	5.0%	46,000	17,000	29,000
7% automobile loan payable	June 2019	7.0%	22,000	5,000	17,000
8% automobile loan payable	October 2021	8.0%	14,000	3,000	11,000
			$164,000	$52,000	$112,000

		Stated	Carrying Value as of	Estimated Future Payment
	Maturity Date	Interest Rate	April 30, 2017	Within 1 Year	After 1 year
0% automobile loan payable	April 2018 – June 2019	0.0%	$18,000	$9,000	$9,000
1% automobile loan payable	November 2022	1.0%	23,000	5,000	18,000
3% automobile loan payable	November 2022	3.0%	24,000	5,000	19,000
4% automobile loan payable	December 2016 – January 2020	4.0%	25,000	9,000	16,000
5% automobile loan payable	January 2020 – February 2020	5.0%	50,000	17,000	33,000
7% automobile loan payable	June 2019	7.0%	23,000	5,000	18,000
8% automobile loan payable	October 2021	8.0%	15,000	3,000	12,000
			$178,000	$53,000	$125,000

NOTE 9 — LOANS PAYABLE
The following tables summarize outstanding loans payable related to automobiles as of April 30, 2017 and 2016, respectively:
	Maturity Date	Stated Interest Rate	Carrying Value as of April 30, 2017	Estimated Future Payment
				Within 1 Year	After 1 year
0% automobile loan payable	April 2018 – June 2019	0.0%	$18,000	$9,000	$9,000
1% automobile loan payable	November 2022	1.0%	23,000	5,000	18,000
3% automobile loan payable	November 2022	3.0%	24,000	5,000	19,000
4% automobile loan payable	December 2016 – January 2020	4.0%	25,000	9,000	16,000
5% automobile loan payable	January 2020 – February 2020	5.0%	50,000	17,000	33,000
7% automobile loan payable	June 2019	7.0%	23,000	5,000	18,000
8% automobile loan payable	October 2021	8.0%	15,000	3,000	12,000
			$178,000	$53,000	$125,000

	Maturity Date	Stated Interest Rate	Carrying Value as of April 30, 2016	Estimated Future Payment
				Within 1 Year	After 1 year
0% automobile loan payable	April 2018 – May 2019	0.0%	$25,000	$10,000	$15,000
4% automobile loan payable	August 2016 – January 2020	4.0%	58,000	28,000	30,000
5% automobile loan payable	January 2020 – February 2020	5.0%	66,000	16,000	50,000
			$149,000	$54,000	$95,000